Segment reporting - Schedule of Non-Current Assets by Geography (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 1,441,952	€ 1,420,296
EMEA
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	516,202	412,902
Italy
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	302,941	236,496
Americas
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	748,996	797,408
United States
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	720,968	785,584
Greater China Region
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	85,907	117,329
Rest of APAC
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 90,847	€ 92,657